As filed with the Securities and Exchange Commission on June 16, 2017

1933 Act Registration No. 333-207937
1940 Act Registration No. 811-23108

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N‑1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 41	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 46	[X]

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 464-7600

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, Illinois 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 14, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 41

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 2, as it relates to the Amplify Dow Theory Forecasts Buy List ETF (the “Fund”), a series of the Registrant, until July 14, 2017. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 2 under the Securities Act of 1933 as it relates to the Fund, filed on May 5, 2016, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on June 16, 2017.

Amplify ETF Trust

By:	/s/ Christian Magoon
Christian Magoon Chairman of the Board of Trustees President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Christian Magoon	President and Chief Executive Officer		June 16, 2017
Christian Magoon
Michael DiSanto*	Trustee	) )
		)	By:	/s/ Christian Magoon
John Phillips*	Trustee	) )		Christian Magoon Attorney-In-Fact
		)		June 16, 2017
Rick Powers*	Trustee	) )
)
Mark Tucker*	Trustee	) )
)

*
Original powers of attorney authorizing Christian Magoon and John Phillips to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit.